ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2017	Mar. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable trade	$ 458.9	$ 306.0
Accrued liabilities	400.2	343.7
Amount due to related parties	2.2	7.3
Current portion of royalty obligations	10.9	9.9
Accounts payable and accrued liabilities	$ 872.2	$ 666.9	$ 686.1	$ 686.1